Business combination	12 Months Ended
Dec. 31, 2019
Business combination
Business combination

30          Business combination

(a)	Guangzhou Pengai Medical Aesthetic Clinic Co., Ltd.

On 5 April 2017, the Group acquired 95% of the share capital of Guangzhou Pengai Medical Aesthetic Clinic Co., Ltd. (“Guangzhou Pengai”), an aesthetic medical treatment provider operating in the PRC for RMB13,110,000 and obtained control.

As a result of the acquisition, the Group is expected to increase its presence in Guangzhou. The goodwill of RMB4,722,000 arising from the acquisition is attributable to synergies expected to be generated from the acquisition. None of the goodwill recognised is expected to be deductible for income tax purpose.

The following table summarises the consideration paid for Guangzhou Pengai.

RMB’000
Purchase consideration
Cash paid	12,144
Consideration payable	966
Total purchase consideration	13,110

The assets and liabilities recognised as a result of the acquisition are as follows:

RMB’000
Cash and cash equivalents	153
Trade receivables and other receivables	59
Inventories	235
Properties, plant and equipment	9,288
Trade payables and other payables	(906)
Non-controlling interest	(441)
Net identifiable assets acquired	8,388
Add: goodwill (Note 13)	4,722
Net assets acquired	13,110

An analysis of net outflow of cash and cash equivalents in respect of the acquisition is as follows:

RMB’000
Cash consideration	(12,144)
Cash and cash equivalents	153
Net outflow of cash and cash equivalents included in cash flows from investing activities	(11,991)

Acquisition-related costs have been charged to general and administrative expenses in consolidated statement of comprehensive income for the year ended 31 December 2017.

For the year ended 31 December 2017, the revenue included in consolidated statement of comprehensive income since 5 April 2017 contributed by Guangzhou Pengai was RMB11,087,000. Guangzhou Pengai also contributed loss of RMB2,268,000 over the same period.

The following table set out the pro-forma revenue and profit after tax of the Group had the acquisition taken place from 1 January 2016:

	2016	2017
	RMB’000	RMB’000
Pro forma consolidated statement of comprehensive income:
Revenue	595,329	709,963
Profit/(loss) after tax	86,303	(73,009)

Had Guangzhou Pengai been consolidated from 1 January 2016, consolidated statement of comprehensive income would show pro forma revenue of RMB595,329,000 and a net gain of RMB86,303,000.

(b)Chengdu Pengai Yueji Medical Aesthetic Clinic Co., Ltd.

On 28 December 2017, the Group acquired 70% of the share capital of Chengdu Jinjiang Yueji Medical Aesthetic Clinic Company Limited (“Chengdu Yueji”), an aesthetic medical treatment provider operating in the PRC for RMB30,500,000 and obtained control.

As a result of the acquisition, the Group is expected to increase its presence in Chengdu. The goodwill of RMB19,749,000 arising from the acquisition is attributable to synergies expected to be generated from the acquisition. None of the goodwill recognised is expected to be deductible for income tax purpose.

The following table summarises the consideration paid for Chengdu Yueji.

RMB’000
Purchase consideration
Cash paid	20,000
Consideration payable	10,500
Total purchase consideration	30,500

The assets and liabilities recognised as a result of the acquisition are as follows:

RMB’000
Cash and cash equivalents	2,391
Intangible assets	8,770
Trade receivables and other receivables	5,175
Inventories	878
Properties, plant and equipment	3,906
Trade payables and other payables	(2,107)
Current income tax liabilities	(1,461)
Deferred income tax liabilities	(2,193)
Non-controlling interest	(4,608)
Net identifiable assets acquired	10,751
Add: goodwill (Note 13)	19,749
Net assets acquired	30,500

An analysis of net outflow of cash and cash equivalents in respect of the acquisition is as follows:

RMB’000
Cash consideration	(20,000)
Cash and cash equivalents	2,391
Net outflow of cash and cash equivalents included in cash flows from investing activities	(17,609)

Acquisition-related costs have been charged to general and administrative expenses in consolidated statement of comprehensive income for the year ended 31 December 2017.

For the year ended 31 December 2017, no revenue is included in consolidated statement of comprehensive income since 28 December 2017 contributed by Chengdu Yueji. There is no gain or loss contributed by Chengdu Yueji over the same period.

The following table set out the pro-forma revenue and profit after tax of the Group had the acquisition taken place from 1 January 2016:

	2016	2017
	RMB’000	RMB’000
Pro forma consolidated statement of comprehensive income:
Revenue	606,876	723,819
Profit/(loss) after tax	93,964	(67,348)

(c)Hangzhou Pengai Aesthetic Medical Clinic Co., Ltd.

On 28 May 2018, the Group acquired additional 49% of the equity interest of Hangzhou Pengai Aesthetic Medical Clinic Co., Ltd. (“Hangzhou Pengai”) at a consideration of RMB6,000,000. Hangzhou Pengai became a 100% subsidiary of the Company since then.

The following table summarises the consideration paid for Hangzhou Pengai.

RMB’000
Total consideration
Fair value of the previously held equity interest in an associate at the acquisition date	6,245
Cash consideration	6,000
12,245

The assets and liabilities recognised as a result of the acquisition are as follows:

RMB’000
Cash and cash equivalents	2,022
Intangible assets	1,175
Other receivables	5,006
Inventories	188
Property, plant and equipment	6,365
Trade payables and other payables	(5,779)
Contract liabilities	(936)
Deferred income tax liabilities	(283)
Net identifiable assets acquired	7,758
Add: goodwill (Note 14)	4,487
Net assets acquired	12,245

An analysis of net outflow of cash and cash equivalents in respect of the acquisition is as follows:

RMB’000
Cash consideration	(5,000)
Cash and cash equivalents	2,022
Net outflow of cash and cash equivalents included in cash flows from investing activities	(2,978)

As at 31 December 2018, the consideration payable balance in relation to the acquisition of Hangzhou Pengai is RMB1,000,000.

Acquisition‑related costs have been charged to general and administrative expenses in consolidated statement of comprehensive income for the year ended 31 December 2018.

For the year ended 31 December 2018, the revenue included in consolidated statement of comprehensive income since 28 May 2018 contributed by Hangzhou Pengai was RMB9,613,000. Hangzhou Pengai also contributed profit of RMB298,000 over the same period.

The following table set out the pro‑forma revenue and profit after tax of the Group had the acquisition taken place from 1 January 2018:

2018
RMB’000
Pro forma consolidated statement of comprehensive income:
Revenue	765,406
Loss after tax	(312,224)

(d)	Jinan Pengai Medical Aesthetic Clinic Co.,Ltd.

In January 2017, the Group disposed of its entire 95% equity interest in Jinan Pengai Medical Aesthetic Clinic Co., Ltd. ("Jinan Pengai") to an independent third party (the "Buyer") at a consideration of RMB13,450,000. As of 31 December 2018, the consideration receivable balance in relation to the disposal was RMB13,450,000.

In January 2019, after due negotiation about the settlement of the consideration receivable between the Group and the Buyer, the Group entered into an agreement with the Buyer to acquire back the 95% equity interest in Jinan Pengai at a consideration of RMB13,450,000.

As a result of the acquisition, the Group is expected to increase its presence in Jinan. The goodwill of approximately RMB8,849,000 arising from the acquisition is attributable to synergies expected to be generated from the acquisition. None of the goodwill recognised is expected to be deductible for income tax purpose.

The following table summarises the consideration paid for Jinan Pengai.

RMB’000
Purchase consideration
Settlement of receivable due from the Buyer	13,450
Settlement of pre-existing balance with Jinan Pengai	1,190
Total purchase consideration	14,640

The assets and liabilities recognised as a result of the acquisition are as follows:

RMB’000
Cash and cash equivalents	66
Trade receivables and other receivables	1,638
Inventories	367
Properties, plant and equipment	5,324
Intangible assets	4,630
Trade payables and other payables	(1,544)
Lease liabilities	(3,331)
Deferred tax liabilities	(1,054)
Non-controlling interest	(305)
Net identifiable assets acquired	5,791
Add: goodwill (Note 14)	8,849
Net assets acquired	14,640

An analysis of net outflow of cash and cash equivalents in respect of the acquisition is as follows:

RMB’000
Cash paid	—
Cash and cash equivalents	66
Net inflow of cash and cash equivalents included in cash flows from investing activities	66

Acquisition‑related costs have been charged to general and administrative expenses in consolidated statement of comprehensive income for the year ended 31 December 2019.

For the year ended 31 December 2019, the revenue included in consolidated statement of comprehensive income since 1 January 2019 contributed by Jinan Pengai was approximately RMB10,107,000. Jinan Pengai also contributed loss of approximately RMB2,791,000 over the same period.

(e)	Shenzhen Pengai Yueji Medical Aesthetic Clinic Co. Ltd.

In March 2019, the Group acquired an additional 30% equity interest of Shenzhen Pengai Yueji Medical Aesthetic Clinic Co., Ltd. ("Shenzhen Yueji") at a consideration of RMB30,000,000. This resulted in an increase of the Company's equity interest of Shenzhen Yueji from 30% to 60%. Shenzhen Yueji became a subsidiary of the Company since then.

The following table summarises the consideration for this transaction.

RMB’000
Total consideration
Fair value of the previously held equity interest in Shenzhen Yueji at the acquisition date	30,000
Cash consideration	30,000
Settlement of pre-existing balance with Shenzhen Yueji	19,442
79,442

The assets and liabilities recognised as a result of the acquisition are as follows:

RMB’000
Cash and cash equivalents	1,054
Trade and other receivables	8,056
Inventories	1,966
Property, plant and equipment	43,081
Intangible assets	38,840
Trade payables and other payables	(10,491)
Borrowings	(3,400)
Lease liabilities	(26,057)
Income tax payable	(131)
Deferred tax liabilities	(8,323)
Non-controlling interest	(17,838)
Net identifiable assets acquired	26,757
Add: goodwill (Note 14)	52,685
Net assets acquired	79,442

An analysis of net outflow of cash and cash equivalents in respect of the acquisition is as follows:

RMB’000
Cash paid	(30,000)
Cash and cash equivalents	1,054
Net outflow of cash and cash equivalents included in cash flows from investing activities	(28,946)

Acquisition-related costs have been charged to general and administrative expenses in consolidated statement of comprehensive income for the year ended 31 December 2019.

For the year ended 31 December 2019, the revenue included in consolidated statement of comprehensive income since 1 April 2019 contributed by Shenzhen Yueji was approximately  RMB54,913,000. Shenzhen Yueji also contributed profit of approximately  RMB5,353,000 over the same period.

The following table set out the pro-forma revenue and profit after tax of the Group had the acquisition taken place from 1 January 2019:

2019
RMB’000
Pro forma consolidated statement of comprehensive income:
Revenue	895,456
Profit after tax	85,040